Impairment of long-lived assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Assets or cash-generating units [Member]
Impairment of long-lived assets [Abstract]
Projection period, calculation of recoverable amounts	P3Y
Vessels and Trademark [Member]
Impairment of long-lived assets [Abstract]
Impairment loss	$ 0	$ 0
Properties [Member]
Impairment of long-lived assets [Abstract]
Impairment loss	0	0
Corporate Assets and Other Long-lived Assets [Member]
Impairment of long-lived assets [Abstract]
Impairment loss	$ 0	$ 0